Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	May 02, 2022	Feb. 01, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 28, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014
C000147183
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 20,562	$ 20,023	$ 17,682	$ 15,404			$ 19,193	$ 13,888	$ 13,955	$ 12,691	$ 11,462		$ 9,410	$ 9,741	$ 9,578
C000147182
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,994	21,396	18,850	16,373			20,350	14,688	14,725	13,361	12,035		9,858	10,180	10,000
C000147177
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 19,901	19,451	17,316	15,199			19,068	13,906	14,072	12,895	11,737		9,716	10,130	10,000
C000107480
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 30,519	28,242	22,663	19,643			21,357	15,008	14,405	13,207	11,481		9,857	9,689	9,577
C000107477
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 32,645	30,179	24,156	20,881			22,652	15,882	15,207	13,909	12,060		10,323	10,130	10,000
C000107481
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 29,548	27,444	22,199	19,391			21,236	15,034	14,546	13,435	11,766		10,179	10,080	10,000
C000107482
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 32,693	30,220	24,189	20,903			22,677	15,901	15,223	13,917	12,065		10,334	10,131	10,000
C000230111
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 10,995	10,826	9,387	7,867		$ 10,000
C000180082
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,275	24,855	21,507	17,991			21,763	15,050	13,067	11,542	9,910	$ 10,000
C000236906
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,548	12,407	10,842	9,160	$ 10,000
C000230112
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,558	11,361	9,832	8,226		10,000
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 24,183	22,910	19,191	16,469			19,548	14,036	13,746	13,000	11,740		9,884	10,266	10,000
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 24,183	22,910	19,191	16,469			19,548	14,036	13,746	13,000	11,740		9,884	10,266	10,000
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 24,183	22,910	19,191	16,469			19,548	14,036	13,746	13,000	11,740		9,884	10,266	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206			23,724	16,850	15,674	14,195	12,411		10,527	10,123	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206			23,724	16,850	15,674	14,195	12,411		10,527	10,123	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206			23,724	16,850	15,674	14,195	12,411		10,527	10,123	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206			23,724	16,850	15,674	14,195	12,411		$ 10,527	$ 10,123	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,635	12,574	10,095	8,441		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 27,406	25,273	20,291	16,966			$ 18,981	$ 13,482	$ 12,541	$ 11,357	$ 9,930	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,847	13,692	10,992	9,191	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,635	$ 12,574	$ 10,095	$ 8,441		$ 10,000